Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of June 30, 2024 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 70.5%
	BANKS – 28.8%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$557,445
2,100,000	Bank of America Corp., 6.125% to 04/27/27 then USD 5 Year Tsy + 3.231%, Series TT(2)	Baa2	2,116,416
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	950,340
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	288,070
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,473,849
1,125,000	4.700% to 01/30/25 then 3-Month CME Term SOFR + 3.496%, Series V(2)	Ba1	1,102,299
890,000	7.125% to 08/15/29 then USD 5 Year Tsy + 2.693%, Series CC(2)	Ba1	890,075
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,265,442
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)	Ba1	1,252,668
	Citizens Financial Group, Inc.
25,700	7.375%, Series H(2)	Baa3	679,765
137,754	9.205% to 07/06/24 then 3-Month CME Term SOFR + 3.904%, Series D(2)(5)	Baa3	3,438,340
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month CME Term SOFR + 4.006%, Series H(1)(2)	BBB+(3)	1,172,221
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	496,129
2,760,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2)	Baa3	2,704,013
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	242,500
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	852,768
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	605,160
6,300	Farm Credit Bank of Texas, 9.611%, 3-Month CME Term SOFR + 4.272%, Series B-2(1)(2)(5)	Baa1	633,150
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	406,342
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,498,478
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	909,717
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,471,100
320,000	7.500% to 02/10/29 then USD 5 Year Tsy + 3.156%, Series W(2)	Ba1	336,176
1,120,000	7.500% to 05/10/29 then USD 5 Year Tsy + 2.809%, Series X(2)	Ba1	1,154,724
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	324,336
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	1,008,803
34,400	6.876% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	857,248
500,000	JPMorgan Chase & Co., 3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	474,108
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2)	Ba1	3,318,270
24,728	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	566,518
25,800	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	568,632

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	$544,050
96,311	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	2,334,579
700,000	9.194%, 3-Month CME Term SOFR + 3.872%, Series E(2)(5)	Baa3	706,538
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(2)	Ba3	459,816
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Caa1	2,984,526
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	428,303
2,135,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	2,114,017
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	609,155
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,758,951
90,500	Regions Financial Corp., 5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	2,076,975
700,000	State Street Corp., 6.700% to 03/15/29 then USD 5 Year Tsy + 2.613%, Series I(2)	Baa1	706,061
	Synchrony Financial
46,000	5.625%, Series A(2)	BB-(3)	837,660
44,600	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2)	BB-(3)	1,137,746
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,208,284
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	605,933
1,098,000	Truist Financial Corp., 4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa3	1,081,516
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB-(3)	648,776
2,022	9.174%, 3-Month CME Term SOFR + 3.840%, Series B(2)(5)	BB-(3)	46,587
20,300	WaFd, Inc., 4.875%, Series A(2)	Ba1	297,598
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	789,926
750,000	5.875% to 06/15/25 then 9.685%, Series U(2)	Baa2	748,290
267	7.500%, Series L(2)(6)	Baa2	317,455
1,790,000	7.625% to 09/15/28 then USD 5 Year Tsy + 3.606%, Series EE(2)	Baa2	1,910,576
43,200	WesBanco, Inc., 6.750% to 08/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	1,054,080
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba3	232,845
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(7)	1,098,240
43,000	Zions Bancorp NA, 9.401%, 3-Month CME Term SOFR + 4.062%, Series I(2)(5)	BB+(3)	40,513
			63,394,098
	FINANCIAL SERVICES – 3.5%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month CME Term SOFR + 4.562%, 06/15/45(1)	Baa2	449,413
2,245,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Baa3	2,236,294
21,200	Affiliated Managers Group, Inc., 6.750%, 03/30/64	Baa1	540,176

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	FINANCIAL SERVICES (continued)
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	$1,077,325
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	642,721
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba1	793,280
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	683,199
330,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba1	315,401
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba1	590,112
17,784	Stifel Financial Corp., 4.500%, Series D(2)	BB(3)	304,996
4,494	TPG Operating Group II LP, 6.950%, 03/15/64	Baa1	116,664
			7,749,581
	INSURANCE – 19.2%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,367,516
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58, Series A-6	Baa3	1,526,485
92,000	American National Group, Inc., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB+(3)	2,232,840
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	501,750
18,630	9.593%(2)	Ba1	490,342
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	474,516
90,500	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	Baa3	2,182,860
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64	Baa2	696,976
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	674,004
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	291,000
131,885	Delphi Financial Group, Inc., 8.774%, 3-Month CME Term SOFR + 3.452%, 05/15/37(5)	BBB(3)	3,181,726
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	648,377
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BBB-(3)	808,861
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BBB-(3)	1,137,270
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Baa3	123,365
196,000	Everest Reinsurance Holdings, Inc., 7.969%, 3-Month CME Term SOFR + 2.647%, 05/15/37(5)	Baa2	192,140
	Global Atlantic Fin Co.
1,370,000	4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,272,922
585,000	7.950% to 10/15/29 then USD 5 Year Tsy + 3.608%, 10/15/54(1)	Baa3	590,034
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	321,875
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	875,000

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	$774,853
7,103,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	7,560,270
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Ba1	444,405
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	432,178
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,860,755
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,131,194
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	4,795,020
2,610,000	Prudential Financial, Inc., 6.750% to 03/01/33 then USD 5 Year Tsy + 2.848%, 03/01/53	Baa1	2,674,772
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,033,317
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,026,165
			42,322,788
	UTILITIES – 10.7%
695,000	AES Corp., 7.600% to 01/15/30 then USD 5 Year Tsy + 3.201%, 01/15/55	Ba1	705,132
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,373,149
40,895	6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(3)	1,029,736
	American Electric Power Co., Inc.
1,070,000	3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	985,634
865,000	6.950% to 12/15/34 then USD 5 Year Tsy + 2.675%, 12/15/54, Series B	Baa3	862,384
	Dominion Energy, Inc.
725,000	4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	683,662
1,170,000	7.000% to 06/01/34 then USD 5 Year Tsy + 2.511%, 06/01/54, Series B	Baa3	1,220,210
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,692,860
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	478,561
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,798,037
960,000	Entergy Corp., 7.125% to 12/01/29 then USD 5 Year Tsy + 2.670%, 12/01/54	Baa3	954,059
1,025,000	EUSHI Finance, Inc., 7.625% to 12/15/29 then USD 5 Year Tsy + 3.136%, 12/15/54	Ba1	1,030,812
	NextEra Energy Capital Holdings, Inc.
355,000	6.700% to 09/01/29 then USD 5 Year Tsy + 2.364%, 09/01/54, Series Q	Baa2	355,762
790,000	6.750% to 06/15/34 then USD 5 Year Tsy + 2.475%, 06/15/54, Series R	Baa2	797,029
525,000	NiSource, Inc., 6.950% to 11/30/29 then USD 5 Year Tsy + 2.451%, 11/30/54	Baa3	528,936
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month Term SOFR + 4.052%, Series K(2)	Baa3	3,028,642
39,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	771,618
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	510,315
20,500	SCE Trust VIII, 6.950%, Series N(2)	Baa3	527,670

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
	Sempra
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	$1,342,169
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,278,471
570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54	Baa3	568,001
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	173,647
			23,696,496
	ENERGY – 3.8%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Ba1	321,447
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A	Ba1	1,217,827
1,460,000	7.375% to 03/15/30 then USD 5 Year Tsy + 3.125%, 03/15/55, Series A	Baa3	1,468,701
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Ba1	783,138
1,387,000	Energy Transfer LP, 7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba1	1,377,083
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then 3-Month CME Term SOFR + 4.416%, 09/15/79	Ba1	1,905,487
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A	Ba1	1,324,929
			8,398,612
	COMMUNICATIONS – 1.0%
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	1,521,316
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	722,577
			2,243,893
	MISCELLANEOUS – 1.7%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB+(3)	363,319
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	570,500
3,115,000	8.000%, Series A(1)(2)	BB(3)	2,741,200
			3,675,019
	REITS – 1.8%
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/12/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,331,751
10,859	6.375%, Series D(2)	NR(4)	200,783
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,568,722
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	524,160
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	339,249
			3,964,665
	TOTAL PREFERRED SECURITIES (Cost $163,938,199)		155,445,152

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES – 25.1%
	BANKS – 25.1%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	$4,235,755
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,398,633
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	796,097
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba2	1,066,816
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	657,012
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	873,999
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	630,479
	Banco Santander SA
10,400,000	4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	9,322,040
400,000	9.625% to 11/21/33 then USD 5 Year Tsy + 5.298%(1)(2)	Ba1	444,456
670,000	Bank of Montreal, 7.700% to 05/26/29 then USD 5 Year Tsy + 3.452%, 05/26/84, Series 4	Baa3	686,244
1,000,000	Bank of Nova Scotia, 8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4	Baa3	1,050,173
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	336,867
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba1	1,246,113
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	386,799
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	592,375
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa2	556,681
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	341,380
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	3,000,036
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	773,629
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	2,904,681
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	392,419
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	508,072
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba2	380,523
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,282,548
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	314,662
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	838,927
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,158,808
2,550,000	ING Groep, 3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,166,916

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Lloyds Banking Group PLC
1,900,000	7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	$1,903,811
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,378,452
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(2)	Baa3	1,506,678
	NatWest Group PLC
350,000	4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	276,629
200,000	8.125% to 05/10/34 then USD 5 Year Tsy + 3.752%(2)	Baa3	202,528
664,000	Royal Bank of Canada, 7.500% to 05/02/29 then USD 5 Year Tsy + 2.887%, 05/02/84, Series 4	Baa2	686,472
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	806,101
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	727,343
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	224,199
750,000	8.000%(1)(2)	Ba2	749,602
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	709,503
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	330,817
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,933,654
345,000	Toronto-Dominion Bank, 7.250% to 07/31/29 then USD 5 Year Tsy + 2.977%, 07/31/84, Series 4	Baa1	345,000
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	488,171
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	734,622
			55,346,722
	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $58,003,940)		55,346,722

	CORPORATE DEBT SECURITIES – 0.9%
	BANKS – 0.4%
13,800	Dime Community Bancshares, Inc., 9.000% to 07/15/29 then 3-Month CME Term SOFR + 4.951%, 07/15/34	NR(4)	346,587
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	521,355
			867,942
	COMMUNICATIONS – 0.3%
	Qwest Corp.
12,347	6.500%, 09/01/56	Caa3	124,458
36,585	6.750%, 06/15/57	Caa3	383,411
			507,869
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	437,993
	TOTAL CORPORATE DEBT SECURITIES (Cost $2,587,952)		1,813,804

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2024 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	SHORT-TERM INVESTMENTS – 2.8%
	MONEY MARKET FUND – 2.8%
6,198,595	Fidelity Investments Money Market Treasury Portfolio - Class I, 5.190%(8)		$6,198,595

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,198,595)		6,198,595

	TOTAL INVESTMENTS – 99.3% (Cost $230,728,686)		218,804,273
	Other Assets In Excess Of Liabilities – 0.7%		1,646,424
	TOTAL NET ASSETS – 100.0%		$220,450,697

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At June 30, 2024, the total value of these securities is $55,244,169, representing 25.1% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	The interest rate shown reflects the rate in effect as of June 30, 2024.
(6)	Convertible security.
(7)	Fitch’s Rating.
(8)	The rate is the annualized seven-day yield as of June 30, 2024.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.